TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.6%
	AEROSPACE & DEFENSE - 5.4%
82,000	Safran S.A. - ADR	$ 8,058,140
92,200	Thales S.A. - ADR	4,754,754
		12,812,894
	APPAREL & TEXTILE PRODUCTS - 2.6%
264,000	Cie Financiere Richemont S.A. - ADR	6,101,040

	BANKING - 18.7%
100,000	Banco Santander S.A. - ADR	1,380,000
6,000	Credicorp Ltd.	2,337,480
27,922	DBS Group Holdings Ltd. - ADR	5,665,095
67,100	ICICI Bank Ltd. - ADR	1,947,913
426,420	Itau Unibanco Holding S.A. - ADR	3,483,851
96,700	KBC Group N.V. - ADR	6,574,633
1,290,000	Lloyds Banking Group plc - ADR	7,520,700
318,000	Sumitomo Mitsui Financial Group, Inc. - ADR	7,498,440
176,000	UniCredit SpA - ADR	7,868,959
		44,277,071
	BIOTECH & PHARMA - 5.9%
6,000	Argenx S.E. - ADR(a)	5,566,620
137,000	Genmab A/S - ADR(a)	3,763,390
32,000	UCB S.A. - ADR	4,795,840
		14,125,850
	CHEMICALS - 1.6%
93,898	Air Liquide S.A. - ADR	3,707,101

	CONSTRUCTION MATERIALS - 1.4%
32,000	CRH plc	3,424,000

	DIVERSIFIED INDUSTRIALS - 1.8%
153,000	Hitachi Ltd. - ADR	4,230,450

	E-COMMERCE DISCRETIONARY - 0.7%
16,800	Sea Ltd. - ADR(a)	1,609,944

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	ELECTRIC UTILITIES - 4.0%
463,000	Enel SpA - ADR	$ 5,292,090
40,700	Iberdrola S.A. - ADR	4,065,930
		9,358,020
	ELECTRICAL EQUIPMENT - 6.2%
84,000	ABB Ltd. - ADR	9,130,800
150,000	Siemens Energy A.G. - ADR	5,721,000
		14,851,800
	ENGINEERING & CONSTRUCTION - 1.1%
74,500	Vinci S.A. - ADR	2,716,643

	FOOD - 0.7%
47,000	Ajinomoto Company, Inc. - ADR	1,711,035

	HOUSEHOLD PRODUCTS - 1.1%
268,000	Haleon plc - ADR	2,500,440

	INDUSTRIAL SUPPORT SERVICES - 1.6%
53,600	Sunbelt Rentals Holdings, Inc.	4,009,816

	INSURANCE - 3.3%
265,000	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen - ADR	2,968,000
109,000	Tokio Marine Holdings, Inc. - ADR	4,829,790
		7,797,790
	INTERNET MEDIA & SERVICES - 1.9%
518,181	Prosus N.V. - ADR	4,508,175

	MACHINERY - 4.2%
244,000	Atlas Copco A.B. - ADR	4,323,680
66,150	Techtronic Industries Company Ltd. - ADR	5,516,910
		9,840,590
	MEDICAL EQUIPMENT & DEVICES - 4.8%
61,500	Alcon, Inc.	4,126,650
35,200	Hoya Corporation - ADR	5,674,240

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.8% (Continued)
55,400	Smith & Nephew plc - ADR	$ 1,596,074
		11,396,964
	METALS & MINING - 4.4%
53,000	BHP Group Ltd. - ADR	4,415,430
41,600	Cameco Corporation	4,237,376
20,300	Rio Tinto plc - ADR	1,927,079
		10,579,885
	OIL & GAS PRODUCERS - 3.3%
117,600	Canadian Natural Resources Ltd.	4,645,200
95,000	Equinor ASA - ADR	2,983,000
		7,628,200
	SEMICONDUCTORS - 10.6%
7,410	ASM International N.V. - ADR	8,513,053
30,000	Infineon Technologies A.G. - ADR	2,818,800
7,500	NXP Semiconductors N.V.	2,107,725
24,800	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	11,843,736
		25,283,314
	SOFTWARE - 3.5%
29,500	Nebius Group N.V.(a)	8,147,015

	SPECIALTY FINANCE - 2.6%
161,000	ORIX Corporation - ADR	6,124,440

	TECHNOLOGY HARDWARE - 1.0%
213,328	FUJIFILM Holdings Corporation - ADR	2,280,476

	TRANSPORTATION & LOGISTICS - 2.4%
28,800	Canadian Pacific Kansas City Ltd.	2,495,520
46,000	Ryanair Holdings plc - ADR	2,978,500
		5,474,020
	WHOLESALE - CONSUMER STAPLES - 1.8%
371,000	ITOCHU Corporation - ADR	4,229,400

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	TOTAL COMMON STOCKS (Cost $125,846,308)	$ 228,726,373

	SHORT-TERM INVESTMENT — 3.1%
	MONEY MARKET FUND - 3.1%
7,390,836	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(b) (Cost $7,390,836)	7,390,836

	TOTAL INVESTMENTS - 99.7% (Cost $133,237,144)	$ 236,117,209
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	777,907
	NET ASSETS - 100.0%	$ 236,895,116

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
ASA	- Allmennaksjeselskap
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
plc	- Public Limited Company
S.A.	- Société Anonyme
S.E.	- Societas Europaea
SpA	- Societa per Azioni

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

TIMOTHY PLAN INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JUNE 30, 2026

Diversification of Assets
Country	% of Net Assets
Japan	15.4%
Netherlands	12.2%
Switzerland	8.2%
France	8.1%
United Kingdom	5.7%
Italy	5.5%
Taiwan Province of China	5.0%
Germany	4.9%
Canada	4.8%
Belgium	4.8%
Ireland	2.7%
Singapore	2.4%
Hong Kong	2.3%
Spain	2.3%
Australia	1.9%
Sweden	1.8%
United States	1.7%
Denmark	1.6%
Brazil	1.5%
Norway	1.3%
Bermuda	1.0%
India	0.8%
Cayman Islands	0.7%
Total	96.6%
Money Market Fund	3.1%
Other Assets in Excess of Liabilities	0.3%
Grand Total	100.0%